DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE

Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2016	2015
Interest rate swaps	1,502	1,641
Bunker derivatives	92	—
Asset Derivatives - Fair Value	1,594	1,641

(in thousands of $)	2016	2015
Interest rate swaps	1,777	1,879
Currency swaps	213	183
Bunker derivatives	—	3,338
Liability Derivatives - Fair Value	1,990	5,400

Derivative Instruments, Gain (Loss)
During 2016, 2015 and 2014, the following were recognized and presented under “Loss on derivatives” in the consolidated statement of comprehensive income:

(in thousands of $)		2016	2015	2014
Interest rate swaps	Interest expense	1,807	2,127	—
	Unrealized fair value loss	38	394	—
Foreign currency swaps	Unrealized fair value loss	30	183	—
Forward freight agreements	Realized (gain) loss	(42)	606	—
Bunker derivatives	Realized (gain) loss	(2,676)	1,776	—
	Unrealized fair value loss	1,518	1,853	—
		675	6,939	—